T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.3%
Government Bonds 0.3%
Government of Albania, 3.50%, 6/16/27 (EUR)	945,000	1,141
Total Albania (Cost $1,164)		1,141

ARGENTINA 0.1%
Government Bonds 0.1%
Republic of Argentina, 1.00%, 7/9/29 (USD)	53,317	25
Republic of Argentina, STEP, 0.125%, 7/9/35 (USD)	1,563,912	591
Total Argentina (Cost $778)		616

BRAZIL 6.4%
Government Bonds 6.4%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/23	778,606	157
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/45	1,966,478	438
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	20,374,000	4,035
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	79,220,000	15,988
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	40,920,000	8,312
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/31	60,000	12
Republic of Brazil, 12.50%, 1/5/22	91,000	18
Total Brazil (Cost $36,333)		28,960

BULGARIA 0.4%
Government Bonds 0.4%
Government of Bulgaria, 1.375%, 9/23/50 (EUR)	1,554,000	1,778
Total Bulgaria (Cost $1,798)		1,778

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 1.4%
Government Bonds 1.4%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	1,455,000,000	2,127
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	555,000,000	831
Bonos de la Tesoreria de la Republica, 5.00%, 3/1/35	5,000,000	8
Bonos de la Tesoreria de la Republica, 6.00%, 1/1/43	1,890,000,000	3,305
Total Chile (Cost $6,214)		6,271

CHINA 6.2%
Government Bonds 6.2%
China Development Bank, 3.68%, 2/26/26	37,900,000	5,585
People's Republic of China, 3.12%, 12/5/26	79,600,000	11,710
People's Republic of China, 3.13%, 11/21/29	33,800,000	4,940
People's Republic of China, 3.22%, 12/6/25	23,770,000	3,535
People's Republic of China, 3.57%, 6/22/24	14,500,000	2,182
Total China (Cost $27,674)		27,952

COLOMBIA 4.7%
Corporate Bonds 0.5%
Empresas Public de Medellin, 7.625%, 9/10/24	4,371,000,000	1,202
Empresas Public de Medellin, 7.625%, 9/10/24 (1)	1,862,000,000	512
Grupo Energia Bogota ESP, 4.875%, 5/15/30 (USD) (1)	690,000	773
		2,487
Government Bonds 4.2%
Republic of Colombia, 6.00%, 4/28/28	11,477,800,000	3,172
Republic of Colombia, 6.25%, 11/26/25	85,000,000	24
Republic of Colombia, 7.00%, 5/4/22	63,500,000	18
Republic of Colombia, 7.25%, 10/18/34	8,310,000,000	2,379
Republic of Colombia, 7.50%, 8/26/26	29,724,100,000	8,958
Republic of Colombia, 7.75%, 9/18/30	120,000,000	36
Republic of Colombia, Inflation-Indexed, 3.30%, 3/17/27	15,609,611,490	4,469

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Colombia, Inflation-Indexed, 3.50%, 5/7/25	86,491,251	25
		19,081
Total Colombia (Cost $23,937)		21,568

CZECH REPUBLIC 1.9%
Government Bonds 1.9%
Czech Republic, 0.95%, 5/15/30	860,000	38
Czech Republic, 2.00%, 10/13/33	94,710,000	4,622
Czech Republic, 2.40%, 9/17/25	2,830,000	134
Czech Republic, 2.50%, 8/25/28	73,540,000	3,632
Total Czech Republic (Cost $7,754)		8,426

DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 9.75%, 6/5/26 (1)	48,250,000	845
Total Dominican Republic (Cost $817)		845

EGYPT 2.6%
Government Bonds 2.6%
Arab Republic of Egypt, 5.25%, 10/6/25 (USD) (1)	1,555,000	1,559
Arab Republic of Egypt, 15.25%, 12/9/24	14,440,000	948
Arab Republic of Egypt, 15.90%, 7/2/24	59,900,000	3,990
Arab Republic of Egypt Treasury Bills, 12.76%, 12/1/20	45,250,000	2,831
Arab Republic of Egypt Treasury Bills, 13.45%, 10/6/20	37,000,000	2,346
Total Egypt (Cost $11,358)		11,674

HUNGARY 4.1%
Government Bonds 4.1%
Republic of Hungary, 1.00%, 11/26/25	430,000,000	1,348
Republic of Hungary, 2.50%, 10/24/24	1,543,880,000	5,205
Republic of Hungary, 3.00%, 10/27/27	845,740,000	2,926

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Hungary, 5.50%, 6/24/25	2,279,120,000	8,706
Republic of Hungary, 6.00%, 11/24/23	29,010,000	107
Republic of Hungary, 7.00%, 6/24/22	13,600,000	49
Total Hungary (Cost $19,272)		18,341

INDIA 2.3%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25	130,000,000	1,821
		1,821
Government Bonds 1.9%
Government of India, 6.45%, 10/7/29	97,250,000	1,347
Government of India, 8.26%, 8/2/27	193,000,000	2,931
Government of India, 8.40%, 7/28/24	183,000,000	2,735
Government of India, 8.60%, 6/2/28	23,020,000	357
National Highways Authority of India, 7.30%, 5/18/22	80,000,000	1,078
		8,448
Total India (Cost $10,385)		10,269

INDONESIA 10.6%
Corporate Bonds 1.7%
Jasa Marga Persero, 7.50%, 12/11/20 (1)	47,000,000,000	3,083
Standard Chartered Bank, CLN (Reference: Republic of
Indonesia), 9.00%, 3/19/29 (1)	63,100,000,000	4,789
		7,872
Government Bonds 8.9%
Republic of Indonesia, 6.125%, 5/15/28	163,617,000,000	10,611
Republic of Indonesia, 6.625%, 5/15/33	14,280,000,000	917
Republic of Indonesia, 7.00%, 9/15/30	795,000,000	54
Republic of Indonesia, 8.125%, 5/15/24	200,000,000	15
Republic of Indonesia, 8.25%, 5/15/36	17,844,000,000	1,273
Republic of Indonesia, 8.375%, 3/15/24	464,000,000	34
Republic of Indonesia, 8.375%, 9/15/26	70,335,000,000	5,274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Indonesia, 8.375%, 3/15/34	840,000,000	61
Republic of Indonesia, 8.75%, 5/15/31	257,157,000,000	19,365
Republic of Indonesia, 9.00%, 3/15/29	23,350,000,000	1,772
Republic of Indonesia, 9.50%, 5/15/41	8,938,000,000	708
Republic of Indonesia, 10.50%, 8/15/30	360,000,000	30
Republic of Indonesia, 10.50%, 7/15/38	145,000,000	12
Republic of Indonesia, 11.00%, 9/15/25	1,927,000,000	157
		40,283
Total Indonesia (Cost $49,225)		48,155

IVORY COAST 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)	2,000,000	1,879
Total Ivory Coast (Cost $2,017)		1,879

KENYA 0.7%
Government Bonds 0.7%
Kenya Infrastructure Bond, 10.20%, 5/25/26	347,000,000	3,113
Total Kenya (Cost $3,243)		3,113

MALAYSIA 4.8%
Government Bonds 4.8%
Government of Malaysia, 3.80%, 8/17/23	60,000	15
Government of Malaysia, 3.906%, 7/15/26	35,000	9
Government of Malaysia, 3.955%, 9/15/25	50,000	13
Government of Malaysia, 4.065%, 6/15/50	13,275,000	3,333
Government of Malaysia, 4.181%, 7/15/24	270,000	70
Government of Malaysia, 4.232%, 6/30/31	28,435,000	7,712
Government of Malaysia, 4.254%, 5/31/35	127,000	34
Government of Malaysia, 4.39%, 7/7/23	251,000	64
Government of Malaysia, 4.392%, 4/15/26	27,437,000	7,284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government of Malaysia, 4.498%, 4/15/30	135,000	37
Government of Malaysia, 4.762%, 4/7/37	120,000	34
Government of Malaysia, 4.935%, 9/30/43	10,770,000	2,984
Government of Malaysia, 5.248%, 9/15/28	500,000	142
Total Malaysia (Cost $20,201)		21,731

MEXICO 8.5%
Corporate Bonds 0.2%
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(2)	850,000	865
		865
Government Bonds 8.3%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	1,065,000	995
Petroleos Mexicanos, 7.47%, 11/12/26	37,010,000	1,329
United Mexican States, 5.75%, 3/5/26	97,220,000	4,506
United Mexican States, 7.50%, 6/3/27	123,931,800	6,236
United Mexican States, 7.75%, 5/29/31	224,249,000	11,444
United Mexican States, 7.75%, 11/13/42	600,000	29
United Mexican States, 8.00%, 11/7/47	825,000	41
United Mexican States, 8.50%, 5/31/29	112,165,000	6,003
United Mexican States, 8.50%, 11/18/38	127,010,000	6,738
United Mexican States, 10.00%, 12/5/24	3,703,000	199
		37,520
Total Mexico (Cost $38,078)		38,385

MONGOLIA 0.5%
Government Bonds 0.5%
Government of Mongolia, 5.125%, 12/5/22 (USD)	1,560,000	1,599
Government of Mongolia, 5.125%, 4/7/26 (USD) (1)	850,000	856
Total Mongolia (Cost $2,290)		2,455

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PARAGUAY 0.2%
Government Bonds 0.2%
Government of Paraguay, 4.70%, 3/27/27 (USD)	970,000	1,104
Total Paraguay (Cost $1,028)		1,104

PERU 3.9%
Corporate Bonds 0.1%
Banco de Credito del Peru, 4.85%, 10/30/20 (1)	843,000	234
		234
Government Bonds 3.8%
Republic of Peru, 6.15%, 8/12/32	1,560,000	497
Republic of Peru, 6.35%, 8/12/28 (1)	14,069,000	4,718
Republic of Peru, 6.35%, 8/12/28	10,800,000	3,622
Republic of Peru, 6.90%, 8/12/37	13,804,000	4,575
Republic of Peru, 8.20%, 8/12/26	9,960,000	3,674
		17,086
Total Peru (Cost $17,635)		17,320

PHILIPPINES 0.2%
Government Bonds 0.2%
Republic of Philippines, 4.95%, 1/15/21	10,000,000	207
Republic of Philippines, 6.25%, 1/14/36	15,000,000	405
Republic of Philippines, 6.875%, 1/10/29	14,000,000	373
Total Philippines (Cost $885)		985

POLAND 2.4%
Government Bonds 2.4%
Republic of Poland, 2.50%, 4/25/24	190,000	53
Republic of Poland, 2.50%, 7/25/26	21,550,000	6,117
Republic of Poland, 2.50%, 7/25/27	485,000	138
Republic of Poland, 2.75%, 10/25/29	14,186,000	4,142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Poland, 3.25%, 7/25/25	163,000	48
Republic of Poland, 4.00%, 10/25/23	306,000	88
Republic of Poland, 5.75%, 10/25/21	533,000	146
Total Poland (Cost $10,061)		10,732

ROMANIA 4.3%
Government Bonds 4.3%
Republic of Romania, 3.624%, 5/26/30 (EUR)	1,470,000	1,953
Republic of Romania, 3.65%, 9/24/31	95,000	23
Republic of Romania, 4.40%, 9/25/23	9,550,000	2,382
Republic of Romania, 4.75%, 2/24/25	19,575,000	4,999
Republic of Romania, 5.00%, 2/12/29	19,505,000	5,226
Republic of Romania, 5.80%, 7/26/27	250,000	69
Republic of Romania, 5.85%, 4/26/23	19,100,000	4,903
Total Romania (Cost $18,806)		19,555

RUSSIA 9.1%
Government Bonds 9.1%
Russian Federation, 6.90%, 5/23/29	241,990,000	3,282
Russian Federation, 7.00%, 8/16/23	1,644,000	22
Russian Federation, 7.05%, 1/19/28	464,250,000	6,362
Russian Federation, 7.10%, 10/16/24	651,631,000	8,983
Russian Federation, 7.15%, 11/12/25	2,500,000	35
Russian Federation, 7.25%, 5/10/34	3,500,000	49
Russian Federation, 7.40%, 12/7/22	1,692,000	23
Russian Federation, 7.65%, 4/10/30	2,500,000	36
Russian Federation, 7.70%, 3/23/33	500,000	7
Russian Federation, 7.75%, 9/16/26	453,950,000	6,461
Russian Federation, 8.15%, 2/3/27	512,176,000	7,442
Russian Federation, 8.50%, 9/17/31	564,180,000	8,558
Total Russia (Cost $45,111)		41,260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

SERBIA 1.7%
Government Bonds 1.7%
Republic of Serbia, 4.50%, 1/11/26	264,940,000	2,864
Republic of Serbia, 5.875%, 2/8/28	430,400,000	5,028
Total Serbia (Cost $7,067)		7,892

SOUTH AFRICA 8.9%
Government Bonds 8.9%
Republic of South Africa, 6.25%, 3/31/36	1,807,000	70
Republic of South Africa, 6.50%, 2/28/41	1,240,000	46
Republic of South Africa, 7.00%, 2/28/31	165,241,000	8,028
Republic of South Africa, 7.75%, 2/28/23	59,013,000	3,778
Republic of South Africa, 8.00%, 1/31/30	210,895,000	11,506
Republic of South Africa, 8.25%, 3/31/32	312,000	16
Republic of South Africa, 8.75%, 1/31/44	85,450,000	3,943
Republic of South Africa, 8.75%, 2/28/48	105,444,000	4,847
Republic of South Africa, 10.50%, 12/21/26	94,080,000	6,505
Transnet, 4.00%, 7/26/22 (USD)	1,340,000	1,332
Total South Africa (Cost $43,813)		40,071

SUPRANATIONAL 0.6%
Government Bonds 0.6%
European Bank for Reconstruction & Development, 5.60%,
1/30/25 (IDR)	40,230,000,000	2,699
Total Supranational (Cost $2,970)		2,699

THAILAND 4.8%
Government Bonds 4.8%
Kingdom of Thailand, 2.125%, 12/17/26	3,191,000	107
Kingdom of Thailand, 2.875%, 6/17/46	950,000	35

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Kingdom of Thailand, 3.30%, 6/17/38	425,000	16
Kingdom of Thailand, 3.40%, 6/17/36	257,575,000	10,043
Kingdom of Thailand, 3.65%, 6/20/31	146,760,000	5,645
Kingdom of Thailand, 3.775%, 6/25/32	1,029,000	41
Kingdom of Thailand, 4.875%, 6/22/29	1,100,000	45
Kingdom of Thailand, Inflation-Indexed, 1.20%, 7/14/21	541,555	17
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	186,642,488	5,722
Total Thailand (Cost $19,962)		21,671

TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago, 4.50%, 6/26/30 (USD) (1)	1,140,000	1,123
Total Trinidad and Tobago (Cost $1,140)		1,123

TURKEY 1.1%
Government Bonds 1.1%
Republic of Turkey, 7.10%, 3/8/23	109,000	13
Republic of Turkey, 8.00%, 3/12/25	175,000	19
Republic of Turkey, 10.40%, 3/20/24	152,000	18
Republic of Turkey, 10.50%, 8/11/27	185,000	22
Republic of Turkey, 10.60%, 2/11/26	15,360,000	1,828
Republic of Turkey, 11.00%, 2/24/27	104,000	12
Republic of Turkey, 12.40%, 3/8/28	24,875,000	3,163
Total Turkey (Cost $5,894)		5,075

UKRAINE 1.1%
Corporate Bonds 0.2%
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	950,000	954
		954
Government Bonds 0.9%
Government of Ukraine, 6.75%, 6/20/26 (EUR)	950,000	1,088

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

			Par/Shares	$ Value
	(Cost and value in $000s)
	Government of Ukraine, 9.84%, 2/15/23		30,000,000	1,032
	Government of Ukraine, 11.67%, 11/22/23		56,200,000	1,996
				4,116
	Total Ukraine (Cost $5,111)			5,070

	URUGUAY 0.1%
	Government Bonds 0.1%
	Republic of Uruguay, 8.50%, 3/15/28 (1)		14,500,000	354
	Republic of Uruguay, 8.50%, 3/15/28		400,000	10
	Total Uruguay (Cost $512)			364

	SHORT-TERM INVESTMENTS 3.4%
	Money Market Funds 3.0%
	T. Rowe Price Government Reserve Fund, 0.09% (3)(4)		13,785,678	13,786
				13,786
	U. S. Treasury Obligations 0.4%
	U. S. Treasury Bills, 0.07%, 2/25/21 (5)		1,747,000	1,746
				1,746
	Total Short-Term Investments (Cost $15,532)			15,532

	(Amounts in 000s, except for contracts)

	OPTIONS PURCHASED 0.0%
	OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
	USD Call/KRW Put, 10/21/20 @
BNP Paribas	1,175.00 (KRW)(6)	1	6,965	28
	USD Call/CLP Put, 11/2/20 @ 790.00
Citibank	(CLP) (6)	1	6,800	91
	Total Options Purchased (Cost $126)			119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 98.1%
(Cost $458,191)	$444,131
Other Assets Less Liabilities 1.9%	8,476
Net Assets 100.0%	$452,607

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $20,542 and represents 4.5% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Non-income producing
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M INR MIBOR	Six month INR MIBOR (Mumbai interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
BRL CDI	One day Brazilian Interbank Deposit Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian New Sol

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukraine Hryvnia
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
SWAPS 0.3%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Chile (0.0)%
Barclays Bank, Protection Bought (Relevant
Credit: Republic of Chile, 3.24%, 2/6/28), Pay
1.00% Quarterly, Receive Upon credit default,
12/20/24 (USD)	1,800	(37)	(20)	(17)
Total Chile			(20)	(17)

Russia 0.0%
Citibank, Protection Bought (Relevant Credit:
Russian Federation, 7.50%, 3/31/30), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25
(USD)	1,825	14	(5)	19
Total Russia			(5)	19

Total Bilateral Credit Default Swaps, Protection Bought			(25)	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Interest Rate Swaps 0.1%

Brazil 0.1%

Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 4.42% At Termination, Pay
Variable 1.90% (BRL CDI) At Termination, 7/3/23	9,000	(13)	—	(13)

Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 5.77% At Termination, Pay
Variable 1.90% (BRL CDI) At Termination, 7/3/23	13,500	79	—	79

Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 6.40% At Termination, Pay
Variable 1.90% (BRL CDI) At Termination, 7/3/23	12,400	120	—	120

Goldman Sachs, 5 Year Interest Rate Swap,
Receive Fixed 5.835% At Termination, Pay
Variable 1.90% (BRL CDI) At Termination, 1/2/25	16,000	3	—	3

Morgan Stanley, 2 Year Interest Rate Swap,
Receive Fixed 4.01% At Termination, Pay
Variable 1.90% (BRL CDI) At Termination, 1/2/23	21,000	(15)	—	(15)

Morgan Stanley, 3 Year Interest Rate Swap,
Receive Fixed 5.35% At Termination, Pay
Variable 1.90% (BRL CDI) At Termination, 7/3/23	17,250	54	—	54

Total Brazil			—	228

Total Bilateral Interest Rate Swaps			—	228

Total Bilateral Swaps			(25)	230

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.1%
United States 0.1%
Protection Bought (Relevant Credit: Markit
CDX. EM-S34, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/25	4,620	292	297	(5)
Total United States				(5)

Total Centrally Cleared Credit Default Swaps, Protection Bought				(5)

Interest Rate Swaps 0.1%
China (0.1)%
5 Year Interest Rate Swap, Receive Fixed
1.875% Quarterly, Pay Variable 2.45% (7 Day
Interbank Repo) Quarterly, 5/19/25	18,800	(93)	1	(94)
5 Year Interest Rate Swap, Receive Fixed 2.54%
Quarterly, Pay Variable 2.20% (7 Day Interbank
Repo) Quarterly, 7/23/25	23,600	(15)	—	(15)
5 Year Interest Rate Swap, Receive Fixed 2.61%
Quarterly, Pay Variable 2.45% (7 Day Interbank
Repo) Quarterly, 8/4/25	20,000	(4)	—	(4)
Total China				(113)

Czech Republic (0.1)%
5 Year Interest Rate Swap, Pay Fixed 2.025%
Annually, Receive Variable 0.36% (6M CZK
PRIBOR) Semi-Annually, 12/27/24	94,400	(321)	—	(321)
5 Year Interest Rate Swap, Receive Fixed 1.74%
Annually, Pay Variable 0.36% (6M CZK PRIBOR)
Semi-Annually, 2/13/23	24,200	44	—	44
5 Year Interest Rate Swap, Receive Fixed
2.543% Annually, Pay Variable 0.89% (6M CZK
PRIBOR) Semi-Annually, 10/29/23	19,300	71	—	71
Total Czech Republic				(206)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

India (0.0)%

7 Year Interest Rate Swap, Receive Fixed 4.61%
Semi-Annually, Pay Variable 6.22% (6M INR
MIBOR) Semi-Annually, 9/4/27	141,500	(22)	—	(22)

Total India				(22)

Mexico 0.2%

5 Year Interest Rate Swap, Receive Fixed 6.54%
28 Days, Pay Variable 4.746% (MXIBTIIE) 28
Days, 12/3/24	27,500	78	—	78

5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 4.742% (MXIBTIIE)
28 Days, 9/13/24	56,500	162	1	161

5 Year Interest Rate Swap, Receive Fixed
7.485% 28 Days, Pay Variable 4.55% (MXIBTIIE)
28 Days, 6/5/24	40,200	168	1	167

5 Year Interest Rate Swap, Receive Fixed
7.495% 28 Days, Pay Variable 4.55% (MXIBTIIE)
28 Days, 6/5/24	100,000	416	—	416

Total Mexico				822

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

Poland 0.1%

10 Year Interest Rate Swap, Pay Fixed 2.048%
Annually, Receive Variable 0.28% (6M PLN
WIBOR) Semi-Annually, 1/14/30	10,800	(338)	1	(339)

5 Year Interest Rate Swap, Receive Fixed
2.515% Annually, Pay Variable 0.26% (6M PLN
WIBOR) Semi-Annually, 9/25/23	25,000	432	—	432

5 Year Interest Rate Swap, Receive Fixed
2.536% Annually, Pay Variable 0.26% (6M PLN
WIBOR) Semi-Annually, 9/28/23	8,770	153	—	153

Total Poland				246

Total Centrally Cleared Interest Rate Swaps				727

Total Centrally Cleared Swaps				722

Net payments (receipts) of variation margin to date				(720)

Variation margin receivable (payable) on centrally cleared
swaps				$2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	10/8/20	USD	926KRW	1,108,100$	(22)
Bank of America	10/9/20	IDR	49,601,851USD	3,340	(8)
Bank of America	10/9/20	USD	3,597INR	274,507	(124)
Bank of America	10/16/20	RON	4,654USD	1,078	40
Bank of America	10/16/20	USD	1,429HUF	432,355	35
Bank of America	10/16/20	USD	2RON	8	—
Bank of America	11/20/20	USD	2,490EUR	2,123	(1)
Bank of America	12/11/20	PHP	2,867USD	59	—
Barclays Bank	10/9/20	IDR	7,825,894USD	527	(1)
Barclays Bank	10/9/20	INR	257,386USD	3,496	(8)
Barclays Bank	10/9/20	USD	2,102RUB	157,657	74
Barclays Bank	10/9/20	USD	1,283RUB	102,077	(30)
Barclays Bank	10/16/20	TRY	63,525USD	8,818	(626)
Barclays Bank	10/16/20	USD	2,221RON	9,241	—
Barclays Bank	11/6/20	TRY	16,446USD	2,199	(90)
Barclays Bank	12/11/20	CLP	834,243USD	1,075	(11)
Barclays Bank	12/18/20	CNH	7,435USD	1,079	11
Barclays Bank	12/18/20	USD	804ZAR	13,246	21
Barclays Bank	1/22/21	USD	3,456INR	257,386	1
BNP Paribas	10/8/20	KRW	3,986,159USD	3,410	1
BNP Paribas	10/9/20	INR	127,527USD	1,727	1
BNP Paribas	10/13/20	USD	671PEN	2,372	13
BNP Paribas	10/16/20	HUF	222,489USD	711	6
BNP Paribas	10/16/20	MXN	43,418USD	1,932	27
BNP Paribas	10/16/20	USD	42HUF	13,192	—
BNP Paribas	10/16/20	USD	813MXN	18,212	(9)
BNP Paribas	10/16/20	USD	448RON	1,840	6
BNP Paribas	11/13/20	PLN	8,136USD	2,178	(73)
BNP Paribas	11/20/20	EUR	4,967USD	5,917	(88)
BNP Paribas	12/2/20	BRL	11,335USD	2,018	(3)
BNP Paribas	12/11/20	CLP	3,166,149USD	4,084	(48)
BNP Paribas	12/11/20	COP	4,327,516USD	1,120	6
BNP Paribas	12/11/20	UAH	1,731USD	61	(1)
BNP Paribas	12/18/20	CNH	6,658USD	966	10
BNP Paribas	1/22/21	USD	1,707INR	127,527	(5)
BNP Paribas	1/22/21	USD	3,410KRW	3,986,159	(9)
Canadian Imperial Bank of
Commerce	10/16/20	USD	2,468MXN	52,912	80
Canadian Imperial Bank of
Commerce	10/23/20	USD	2,280CAD	2,998	29
Canadian Imperial Bank of
Commerce	11/20/20	EUR	2,028USD	2,396	(15)
Canadian Imperial Bank of
Commerce	12/18/20	SGD	3,151USD	2,323	(15)
Citibank	10/9/20	USD	1,273IDR	19,046,857	(6)
Citibank	10/9/20	USD	2,345INR	172,464	8
Citibank	10/9/20	USD	4,795INR	366,010	(166)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Citibank	10/13/20	PEN	8,010	USD	2,237$	(14)
Citibank	10/15/20	ILS	11,442	USD	3,319	21
Citibank	10/15/20	USD	2,224 ILS		7,686	(20)
Citibank	10/16/20	HUF	859,764	USD	2,883	(111)
Citibank	10/16/20	RSD	122,030	USD	1,172	45
Citibank	10/16/20	USD	2,704	CZK	59,513	126
Citibank	10/16/20	USD	3,185	RSD	319,784	(2)
Citibank	10/23/20	USD	2,336	CAD	3,104	5
Citibank	11/5/20	EGP	42,925	USD	2,568	131
Citibank	11/13/20	PLN	12,868	USD	3,332	(3)
Citibank	11/20/20	CHF	3,210	EUR	2,981	(9)
Citibank	11/20/20	USD	3,092	CHF	2,802	45
Citibank	11/20/20	USD	13,940	EUR	11,731	172
Citibank	12/11/20	COP	34,263,419	USD	9,317	(397)
Citibank	12/15/20	USD	4,034	EGP	65,109	(15)
Citibank	12/18/20	CNH	6,083	USD	883	8
Citibank	1/15/21	RSD	319,784	USD	3,194	(7)
Citibank	1/21/21	USD	3,324 ILS		11,442	(22)
Citibank	1/22/21	IDR	19,046,857	USD	1,253	11
Credit Suisse	10/9/20	USD	983 IDR		14,381,064	17
Credit Suisse	10/9/20	USD	3,596 INR		274,507	(124)
Credit Suisse	10/16/20	TRY	58	USD	8	—
Deutsche Bank	10/9/20	IDR	102,786	USD	7	—
Deutsche Bank	12/11/20	MYR	10,945	USD	2,633	(4)
Deutsche Bank	12/11/20	USD	1,820	MYR	7,512	16
Deutsche Bank	1/15/21	USD	202	PHP	10,141	(7)
Goldman Sachs	10/8/20	KRW	2,685,217	USD	2,280	18
Goldman Sachs	10/8/20	TWD	67,283	USD	2,318	8
Goldman Sachs	10/8/20	USD	1,884	KRW	2,260,470	(51)
Goldman Sachs	10/9/20	IDR	10,745,685	USD	725	(3)
Goldman Sachs	10/9/20	INR	125,797	USD	1,702	3
Goldman Sachs	10/9/20	USD	2,215 IDR		32,596,446	25
Goldman Sachs	10/9/20	USD	513 IDR		7,642,037	—
Goldman Sachs	10/13/20	USD	2,242	PEN	7,862	61
Goldman Sachs	10/16/20	HUF	1,071,700	USD	3,438	18
Goldman Sachs	10/16/20	MXN	47,859	USD	2,102	58
Goldman Sachs	12/2/20	BRL	45,339	USD	8,069	(10)
Goldman Sachs	12/14/20	THB	372,558	USD	12,003	(247)
Goldman Sachs	12/14/20	USD	26	THB	832	—
Goldman Sachs	1/22/21	IDR	7,642,037	USD	505	1
Goldman Sachs	1/22/21	USD	1,683 INR		125,797	(6)
Goldman Sachs	1/22/21	USD	2,352	TWD	67,283	(10)
HSBC Bank	10/8/20	TWD	146,267	USD	5,031	25
HSBC Bank	10/8/20	USD	1,538	KRW	1,846,339	(42)
HSBC Bank	10/8/20	USD	16,110	TWD	467,326	(44)
HSBC Bank	10/9/20	IDR	41,098,942	USD	2,770	(9)
HSBC Bank	10/9/20	INR	359,748	USD	4,721	155

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
HSBC Bank	10/9/20	RUB	4,141	USD	58$	(5)
HSBC Bank	10/9/20	USD	4,041 IDR		59,262,718	60
HSBC Bank	10/9/20	USD	2,237 INR		164,333	10
HSBC Bank	10/9/20	USD	2,501	RUB	181,520	166
HSBC Bank	10/16/20	RON	13,997	USD	3,344	20
HSBC Bank	10/16/20	USD	1,394	HUF	424,135	26
HSBC Bank	10/23/20	USD	2,770	AUD	3,959	(66)
HSBC Bank	12/11/20	MYR	33	USD	8	—
HSBC Bank	12/14/20	THB	218,804	USD	6,977	(73)
HSBC Bank	12/18/20	CNH	20,676	USD	3,004	27
HSBC Bank	1/22/21	USD	5,114	TWD	146,267	(22)
JPMorgan Chase	10/9/20	IDR	17,028,642	USD	1,149	(5)
JPMorgan Chase	10/9/20	INR	168,865	USD	2,212	77
JPMorgan Chase	10/9/20	RUB	576,009	USD	7,831	(424)
JPMorgan Chase	10/9/20	USD	20 IDR		293,157	—
JPMorgan Chase	10/9/20	USD	4,987	RUB	371,623	207
JPMorgan Chase	10/13/20	PEN	110	USD	31	—
JPMorgan Chase	10/13/20	USD	518	PEN	1,862	1
JPMorgan Chase	10/15/20	ILS	11,480	USD	3,425	(73)
JPMorgan Chase	10/15/20	USD	4,403 ILS		15,236	(45)
JPMorgan Chase	10/16/20	CZK	1,914	USD	87	(4)
JPMorgan Chase	10/16/20	HUF	913,737	USD	3,056	(110)
JPMorgan Chase	10/16/20	MXN	252	USD	12	(1)
JPMorgan Chase	10/16/20	MXN	480	USD	21	1
JPMorgan Chase	10/16/20	RON	8,915	USD	2,172	(30)
JPMorgan Chase	10/16/20	RON	3	USD	1	—
JPMorgan Chase	10/16/20	RSD	241,851	USD	2,440	(30)
JPMorgan Chase	10/16/20	TRY	130	USD	17	—
JPMorgan Chase	10/16/20	TRY	15	USD	2	—
JPMorgan Chase	10/16/20	USD	732	CZK	16,920	(2)
JPMorgan Chase	10/16/20	USD	7,612	CZK	172,345	144
JPMorgan Chase	10/16/20	USD	8,564	HUF	2,550,388	339
JPMorgan Chase	10/16/20	USD	2,622	MXN	59,997	(86)
JPMorgan Chase	10/16/20	USD	482	MXN	10,610	4
JPMorgan Chase	10/16/20	USD	669	RON	2,783	—
JPMorgan Chase	10/16/20	USD	445	RSD	44,097	6
JPMorgan Chase	10/16/20	USD	10	TRY	74	—
JPMorgan Chase	10/23/20	CHF	5,324	USD	5,816	(32)
JPMorgan Chase	10/23/20	JPY	485,658	USD	4,607	(1)
JPMorgan Chase	10/23/20	USD	217	JPY	22,931	—
JPMorgan Chase	11/6/20	TRY	13,404	USD	1,787	(68)
JPMorgan Chase	11/6/20	USD	3,740	TRY	28,535	80
JPMorgan Chase	11/13/20	PLN	2,375	USD	615	—
JPMorgan Chase	11/13/20	USD	4,772	PLN	17,915	137
JPMorgan Chase	11/20/20	EUR	1,704	USD	2,020	(20)
JPMorgan Chase	11/20/20	USD	2,249	EUR	1,895	25
JPMorgan Chase	12/2/20	BRL	347	USD	62	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
JPMorgan Chase	12/2/20	USD	211BRL	1,189$	(1)
JPMorgan Chase	12/2/20	USD	2,334BRL	12,675	81
JPMorgan Chase	12/11/20	CLP	49,853USD	64	(1)
JPMorgan Chase	12/11/20	CLP	5,539USD	7	—
JPMorgan Chase	12/11/20	COP	50,677USD	13	—
JPMorgan Chase	12/11/20	COP	1,007,549USD	260	2
JPMorgan Chase	12/11/20	USD	342CLP	268,600	(1)
JPMorgan Chase	12/11/20	USD	10CLP	7,315	—
JPMorgan Chase	12/11/20	USD	30COP	112,827	1
JPMorgan Chase	12/18/20	CNH	23,496USD	3,446	(2)
JPMorgan Chase	12/18/20	USD	470ZAR	7,922	2
JPMorgan Chase	1/15/21	USD	207RSD	20,716	—
JPMorgan Chase	1/21/21	ILS	11,442USD	3,314	33
JPMorgan Chase	1/22/21	KRW	264,156USD	227	—
JPMorgan Chase	1/22/21	USD	1,299IDR	19,621,653	(2)
Morgan Stanley	10/8/20	KRW	4,077,912USD	3,475	15
Morgan Stanley	10/8/20	TWD	253,777USD	8,659	114
Morgan Stanley	10/8/20	USD	4,630KRW	5,534,379	(106)
Morgan Stanley	10/9/20	IDR	20,697,971USD	1,396	(6)
Morgan Stanley	10/9/20	USD	379IDR	5,663,390	(2)
Morgan Stanley	10/13/20	PEN	10,964USD	3,086	(43)
Morgan Stanley	10/13/20	USD	3,206PEN	11,295	71
Morgan Stanley	10/16/20	MXN	407,834USD	17,915	495
Morgan Stanley	10/23/20	JPY	242,108USD	2,315	(19)
Morgan Stanley	10/23/20	USD	1,096AUD	1,511	14
Morgan Stanley	11/13/20	PLN	6,620USD	1,795	(82)
Morgan Stanley	11/20/20	USD	1,790EUR	1,509	18
Morgan Stanley	12/11/20	CLP	1,057,979USD	1,367	(19)
Morgan Stanley	12/11/20	PHP	2,345USD	48	—
Morgan Stanley	12/11/20	USD	852CLP	652,748	20
Morgan Stanley	12/18/20	USD	2,306SGD	3,151	(3)
Morgan Stanley	1/22/21	IDR	5,663,390USD	373	2
Morgan Stanley	1/22/21	USD	3,475KRW	4,077,912	(23)
Morgan Stanley	1/22/21	USD	1,742TWD	49,731	(4)
RBC Dominion Securities	10/23/20	USD	2,266CAD	2,998	15
RBC Dominion Securities	11/20/20	USD	2,421EUR	2,050	15
Standard Chartered	10/9/20	INR	99,720USD	1,305	46
Standard Chartered	10/9/20	USD	2,250INR	165,315	10
Standard Chartered	10/16/20	MXN	33,000USD	1,466	23
Standard Chartered	10/16/20	USD	3,567RON	14,448	96
Standard Chartered	12/11/20	MYR	55,922USD	13,448	(14)
Standard Chartered	12/11/20	MYR	19,066USD	4,579	1
Standard Chartered	12/11/20	USD	19MYR	78	—
State Street	10/16/20	USD	2,232MXN	51,307	(84)
State Street	10/23/20	USD	2,772AUD	3,959	(64)
State Street	11/20/20	USD	269EUR	228	2
State Street	12/2/20	BRL	9,493USD	1,725	(37)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
State Street	12/18/20	CNH	13,980USD	2,045$	5
UBS Investment Bank	10/9/20	RUB	20,815USD	282	(14)
UBS Investment Bank	10/16/20	CZK	681,833USD	28,674	871
UBS Investment Bank	10/16/20	MXN	32,185USD	1,455	(2)
UBS Investment Bank	10/23/20	USD	10,576CHF	9,893	(172)
UBS Investment Bank	11/13/20	PLN	60,418USD	16,186	(554)
UBS Investment Bank	11/13/20	USD	15PLN	55	1
UBS Investment Bank	12/11/20	CLP	525,951USD	669	1
UBS Investment Bank	12/18/20	USD	4,772ZAR	80,020	40
UBS Investment Bank	12/18/20	ZAR	566USD	34	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$(207)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 53 Euro BUND contracts	12/20	(10,845) $	(46)
Short, 8 Euro BUXL thirty year bond contracts	12/20	(2,089)	(28)
Short, 3 U. S. Treasury Long Bond contracts	12/20	(529)	4
Short, 1 U. S. Treasury Notes five year contracts	12/20	(126)	—
Short, 14 U. S. Treasury Notes ten year contracts	12/20	(1,953)	(1)
Short, 13 Ultra U. S. Treasury bonds contracts	12/20	(2,884)	21
Short, 32 Ultra U. S. Treasury Notes ten year contracts	12/20	(5,117)	(11)
Net payments (receipts) of variation margin to date			142

Variation margin receivable (payable) on open futures contracts			$81

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$93	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$23,776	¤	¤ $	13,786	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $93 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $13,786.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	428,480$	— $	428,480
Short-Term Investments		13,786	1,746	—	15,532
Options Purchased		—	119	—	119
Total Securities		13,786	430,345	—	444,131
Swaps		—	272	—	272
Forward Currency Exchange Contracts		—	4,662	—	4,662
Futures Contracts		81	—	—	81
Total		$13,867$	435,279$	— $	449,146
Liabilities
Swaps	$	— $	65$	— $	65
Forward Currency Exchange Contracts		—	4,869	—	4,869
Total	$	— $	4,934$	— $	4,934

[1] Includes Corporate Bonds, Government Bonds.